Income tax credit - Additional information related to tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income tax
Deferred tax (Note 17)	£ 1,667	£ (1,018)	£ (1,287)
Total income tax credit/(expense) recognized in other comprehensive (loss)/income	£ 1,667	(1,018)	(1,287)
Minimum
Income tax
Pillar Two effective tax rates in jurisdictions in which Group operates	15.00%
UK
Income tax
Deferred tax (Note 17)	£ 1,667	£ (1,018)	£ (1,287)